GENERAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 07, 2021	Sep. 22, 2021	Dec. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Purchase of redeemable non-controlling interest				$ 0	$ 1,891	$ 0
Cash distribution per share		$ 1.725	$ 1.079
Cash distribution aggregate amount		$ 40,100	$ 25,000
Dividend redeemable non-controlling interests			$ 1,935	$ 0	$ 1,935	$ 0
Cash consideration for division purchase	$ 35,000
ESC BAZ Ltd. [Member]
Business Acquisition [Line Items]
Purchase of interest (as a percent)			45.00%	45.00%
Purchase of redeemable non-controlling interest			$ 1,891	$ 1,891